Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Nov. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 11,407	$ 10,588	$ 10,210
Dividends declared and paid per share (Mexican Peso per Share)	$ 0.67875
A
Disclosure of dividends [Line Items]
Dividends declared and paid		5,387	5,000	4,822
D
Disclosure of dividends [Line Items]
Dividends declared and paid		3,169	2,941	2,836
L
Disclosure of dividends [Line Items]
Dividends declared and paid		1,782	1,654	1,595
B
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 1,069	$ 993	$ 957